SCHEDULE OF UNDISCOUNTED REPAYMENTS (Details) - CAD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Long Term Loan
December 31, 2025	$ 29,929
December 31, 2026	33,488
December 31, 2027	23,290
December 31, 2028	5,032
Total	$ 91,739	$ 40,769	$ 85,107